Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Current Assets [Abstract]
Balances with government authorities	$ 993,463	$ 449,456	$ 503,171
Advance to suppliers	1,435,696	481,316	1,063,201
Advance to staff	12,704	8,974	3,380
Prepaid expenses	41,359	25,262
TDS receivables	421,334	284,168	368,575
Total	$ 2,904,557	$ 1,249,176	$ 1,938,327